Share-Based Compensation (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
Stock based compensation expense	$ 0.4	$ 1.1	$ 0.1
Compensation cost value	$ 0.6	$ 0.2
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation [Line Items]
Restricted share units outstanding (in Shares)	1,151,015	1,151,015
Restricted stock units (in Shares)		61,049	1,127,196